Revenue - Schedule of Disaggregated Revenue by Principal Activities and Products (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregated revenue by principal activities and products [line items]
Revenue		$ 30,981	$ 27,587	$ 31,689
Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		30,981	27,587	28,132
Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		4,946	4,377	4,330
Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		9,868	8,704	9,076
Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		6,902	6,166	6,595
Continuing operations [member] | Architectural products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		5,054	4,605	4,052
Continuing operations [member] | Infrastructure products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		1,788	1,447	1,637
Continuing operations [member] | Construction accessories [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		731	626	660
Continuing operations [member] | Architectural glass and glazing systems and related hardware [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		1,692	1,662	1,782
Discontinued operations [member] | General Builders Merchants, DIY and Sanitary, Heating & Plumbing - Europe Distribution [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		0	0	3,557
Americas Materials [member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	12,407	11,273	11,626
Americas Materials [member] | Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	1,483	1,403	1,368
Americas Materials [member] | Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	6,262	5,604	5,649
Americas Materials [member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	4,662	4,266	4,609
Europe Materials [Member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	10,581	9,141	9,509
Europe Materials [Member] | Continuing operations [member] | Cement, lime and cement products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	3,463	2,974	2,962
Europe Materials [Member] | Continuing operations [member] | Aggregates, asphalt and readymixed products [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	3,606	3,100	3,427
Europe Materials [Member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	2,065	1,732	1,801
Europe Materials [Member] | Continuing operations [member] | Architectural products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	1,264	1,166	1,069
Europe Materials [Member] | Continuing operations [member] | Infrastructure products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue	[1]	183	169	250
Building Products [Member] | Continuing operations [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		7,993	7,173	6,997
Building Products [Member] | Continuing operations [member] | Construction contract activities [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		175	168	185
Building Products [Member] | Continuing operations [member] | Architectural products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		3,790	3,439	2,983
Building Products [Member] | Continuing operations [member] | Infrastructure products [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		1,605	1,278	1,387
Building Products [Member] | Continuing operations [member] | Construction accessories [Member]
Disaggregated revenue by principal activities and products [line items]
Revenue		731	626	660
Building Products [Member] | Continuing operations [member] | Architectural glass and glazing systems and related hardware [member]
Disaggregated revenue by principal activities and products [line items]
Revenue		$ 1,692	$ 1,662	$ 1,782

[1]	Americas Materials and Europe Materials both operate vertically integrated businesses, which are founded in resource-backed cement and aggregates assets and which support the manufacture and supply of aggregates, asphalt, cement, readymixed and precast concrete and landscaping products. Accordingly, for the purpose of disaggregation of revenue we have included certain products together, as this is how management reviews and evaluates this business line.